Ultimate Parent and Controlling Party	6 Months Ended
Jun. 30, 2022
Ultimate parent and controlling party [Abstract]
Ultimate Parent and Controlling Party	Ultimate Parent and Controlling Party Exscientia plc is the ultimate parent company of the Group. There is no ultimate controlling party.